GOODWILL	12 Months Ended
Dec. 31, 2019
GOODWILL [Abstract]
GOODWILL
19	GOODWILL

	2019	2018
	US$’000	US$’000

Cost:
Balance at 1 January	16,004	17,985
Disposal	-	-
Reclassification to disposal group held for sale (Note 40)	(12,317)	-
Effect of foreign currency exchange differences	225	(1,981)
At 31 December	3,912	16,004

Accumulated impairment losses:
Balance at 1 January	8,653	9,566
Impairment	3,179	-
Reclassification to disposal group held for sale (Note 40)	(8,968)	-
Effect of foreign currency exchange differences	104	(913)
Balance at 31 December	2,968	8,653

Carrying amount:
At 31 December	944	7,351

Goodwill acquired in a business combination is allocated, at acquisition, to the CGUs that are expected to benefit from that business combination.  Before recognition of impairment losses, the cost of goodwill had been allocated as follows:

	2019	2018
	US$’000	US$’000
Cost:
Island Trading and Shipping	3,064	3,064
Unicorn Tankers, a division of Grindrod Shipping (South Africa) Pty Ltd	-	12,097
Parcel Service	244	239
Unicorn Tankers International	604	604
	3,912	16,004

The Group tests goodwill annually for impairment, or more frequently if there are indications that goodwill might be impaired.

The recoverable amounts of the CGUs are determined based on value in use calculations. The key assumptions for the value in use calculations are those regarding the discount rates, growth rates and expected changes to selling prices and direct costs during the period.  Management estimates discount rates using pre-tax rates that reflect current market assessments of the time value of money and the risks specific to the CGUs.  The growth rates are based on industry growth forecasts.  Changes in selling prices and direct costs are based on past practices and expectations of future changes in the market.

The following CGUs have carrying amounts of goodwill that are considered significant in comparison with the Group’s total goodwill balance:

Unicorn Tankers, a division of Grindrod Shipping (South Africa) Pty Ltd

In relation to the goodwill analysis for year ended 31 December 2018, the Group prepared five-year period cash flow forecasts derived from the most recent financial budgets approved by management and the cash flows for the five-year period was
extrapolated using an estimated growth rate of
5.5%
per annum. This rate d
id
 not exceed the average long-term growth rate for the relevant markets. The rate used to discount the forecast cash flows wa
s
15%
. Based on the value in use calculations, no impairment was required as at 31 December 2018 (2017: $6,119,000). The impairment at 31 December 2017 arose from the unfavourable change in market conditions and following which, the management performed a reassessment and the recoverable amount of the CGU wa
s less than the carrying amount, resulting in the impairment. As at 31 December 2018, any reasonably possible change to the key assumptions applied wa
s not likely to cause the recoverable amount to be below the carrying amounts of the CGU.

During the year ended 31 December 2019, the Group agreed to dispose the business to a third party (Note 40). Management assessed the fair value less cost to sell to its carrying value of the business and recorded an impairment loss of $3,179,000. Pursuant to the measurement requirements of IFRS 5, this impairment allowance
was allocated to Unicorn Tanker CGU’s goodwill where the carrying amount is approximately $6,528,000.